                                 THE GALAXY FUND
                                   ("GALAXY")

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                 GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
                GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                  (THE "FUNDS")

              CLASS I SHARES, CLASS II SHARES AND CLASS III SHARES

                       SUPPLEMENT DATED DECEMBER 26, 2002
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

     The table and accompanying footnotes in the section entitled "Trustees and Officers" on pages 31 through 33 of the Statement of Additional Information is revised to read as follows:

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                TERM OF           PRINCIPAL          IN FUND                 OTHER
                             POSITION(S)       OFFICE AND        OCCUPATION(S)      COMPLEX(3)           DIRECTORSHIPS
NAME, ADDRESS AND             HELD WITH         LENGTH OF        DURING PAST        OVERSEEN BY             HELD BY
AGE(1)                          GALAXY        TIME SERVED(2)       5 YEARS            TRUSTEE              TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------

Dwight E. Vicks, Jr.(3)      Chairman &          Since       Chairman & Director,       52            Director, Utica First
Age 69                        Trustee            4/2/86      Vicks Lithograph &                       Insurance Company; Director,
                                                             Printing Corporation                     SBU Bank; Director, Partners
                                                             (book manufacturing).                    Trust Financial Group;
                                                                                                      Director, Monitor Life
                                                                                                      Insurance Company; Director,
                                                                                                      Commercial Travelers Mutual
                                                                                                      Insurance Company.


Louis DeThomasis              Trustee             Since      President,                 52                      None
Age 62                                           7/24/86     Saint Mary's
                                                             University of
                                                             Minnesota.


Kenneth A. Froot(5)           Trustee             Since      Professor of Finance,      52                      None
Age 45                                           12/5/00     Harvard University.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                TERM OF           PRINCIPAL          IN FUND                 OTHER
                             POSITION(S)       OFFICE AND        OCCUPATION(S)      COMPLEX(3)           DIRECTORSHIPS
NAME, ADDRESS AND             HELD WITH         LENGTH OF        DURING PAST        OVERSEEN BY             HELD BY
AGE(1)                         GALAXY         TIME SERVED(2)       5 YEARS            TRUSTEE              TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------

James M. Seed                  Trustee            Since      President, The Astra       52            Chairman and Director,
Age 61                                           5/26/88     Ventures, Incorporated                   Fischer-Watt Gold Co.;
                                                             (oil and gas exploration;                Director, XSCI, Inc.
                                                             private equity).



INTERESTED TRUSTEE
------------------

John T. O'Neill(6)             Trustee            Since      Private Investor;          52                      None
Age 58                                           2/25/88     Executive Vice President
                                                             and Chief Financial
                                                             Officer, Hasbro, Inc.
                                                             (toy and game
                                                             manufacturer) until
                                                             December 1999.



OFFICERS
--------

Keith T. Banks(7)              President          Since      Chief Investment Officer   N/A                     N/A
590 Madison Avenue,                               9/5/02     and Chief Executive
36th Floor                                                   Officer, Columbia
Mail Stop NY EH                                              Management Group, Inc.,
30636A                                                       since August 2000;
New York, NY  10022                                          Managing Director and
Age 46                                                       Head of U.S. Equity, J.P.
                                                             Morgan Investment
                                                             Management, from November
                                                             1996 to August 2000.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                TERM OF           PRINCIPAL          IN FUND                 OTHER
                             POSITION(S)       OFFICE AND        OCCUPATION(S)      COMPLEX(3)           DIRECTORSHIPS
NAME, ADDRESS AND             HELD WITH         LENGTH OF        DURING PAST        OVERSEEN BY             HELD BY
AGE(1)                         GALAXY         TIME SERVED(2)       5 YEARS            TRUSTEE              TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------
Joseph R. Palombo(8)            Vice             Since       Chief Operating            N/A                     N/A
One Financial Center          President          9/5/02      Officer, Columbia
Boston, MA  02111                                            Management Group,
Age 48                                                       Inc., since November
                                                             2001; Chief
                                                             Operations Officer
                                                             of Mutual Funds,
                                                             Liberty Financial
                                                             Companies, Inc.,
                                                             from August 2000
                                                             to November 2001;
                                                             Executive Vice
                                                             President, Stein
                                                             Roe & Farnham
                                                             Incorporated,
                                                             since April 1999
                                                             and Director since
                                                             September 2000;
                                                             Executive Vice
                                                             President and
                                                             Director, Colonial
                                                             Management
                                                             Associates, Inc.,
                                                             since April 1999;
                                                             Executive Vice
                                                             President and Chief
                                                             Administrative
                                                             Officer, Liberty
                                                             Funds Group, LLC,
                                                             since April 1999;
                                                             Trustee and Chairman
                                                             of the Board, the
                                                             Stein Roe Family of
                                                             Funds, since October
                                                             2000; Manager, Stein
                                                             Roe Floating Rate
                                                             Limited Liability
                                                             Company, since
                                                             October 2000; Vice
                                                             President, the
                                                             Liberty Funds,
                                                             from April 1999 to
                                                             August 2000; Chief
                                                             Operating Officer
                                                             and Chief Compliance
                                                             Officer, Putnam
                                                             Mutual Funds, from
                                                             December 1993 to
                                                             March 1999.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                TERM OF           PRINCIPAL          IN FUND                 OTHER
                             POSITION(S)       OFFICE AND        OCCUPATION(S)      COMPLEX(3)           DIRECTORSHIPS
NAME, ADDRESS AND             HELD WITH         LENGTH OF        DURING PAST        OVERSEEN BY             HELD BY
AGE(1)                         GALAXY         TIME SERVED(2)       5 YEARS            TRUSTEE              TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------

Glen P. Martin(9)               Vice             Since       Director, Strategy         N/A                     N/A
One Financial Center          President          9/5/02      and Product
Boston, MA  02111                                            Management Division,
Age 43                                                       and Senior Vice
                                                             President, Columbia
                                                             Management Group,
                                                             Inc., since March
                                                             2002; Interim
                                                             Managing Director,
                                                             Mutual Fund
                                                             Division, and Senior
                                                             Vice President,
                                                             Fleet Asset
                                                             Management, from
                                                             April 2001 to
                                                             March 2002;
                                                             Director, Product
                                                             Development and
                                                             Marketing, and
                                                             Senior Vice
                                                             President, Fleet
                                                             Investment
                                                             Management, from
                                                             1999 to April
                                                             2001; Investment
                                                             Marketing Manager
                                                             and Vice President,
                                                             Fleet Investment
                                                             Management, from
                                                             1997 to 1999.


Vicki L. Benjamin(10)           Chief           Since        Vice President,            N/A                     N/A
One Financial Center          Accounting         9/5/02      Liberty Funds Group,
Boston, MA  02111            Officer and                     LLC, since April
Age 40                        Controller                     2001; Vice
                                                             President,
                                                             Corporate Audit,
                                                             State Street Bank
                                                             and Trust Company,
                                                             from May 1998 to
                                                             April 2001; Senior
                                                             Audit Manager,
                                                             Coopers & Lybrand,
                                                             LLP, from July
                                                             1997 to May 1998;
                                                             Audit Manager,
                                                             Coopers & Lybrand,
                                                             LLP, from July 1994
                                                             to June 1997.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                TERM OF           PRINCIPAL          IN FUND                 OTHER
                             POSITION(S)       OFFICE AND        OCCUPATION(S)      COMPLEX(3)           DIRECTORSHIPS
NAME, ADDRESS AND             HELD WITH         LENGTH OF        DURING PAST        OVERSEEN BY             HELD BY
AGE(1)                         GALAXY         TIME SERVED(2)       5 YEARS            TRUSTEE              TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------

J. Kevin Connaughton(11)      Treasurer           Since      Senior Vice                N/A                     N/A
One Financial Center                             9/5/02      President, Liberty
Boston, MA  02111                                            Funds Group, LLC,
Age 37                                                       since January 2001;
                                                             Vice President,
                                                             Liberty Funds Group,
                                                             LLC, from April 2000
                                                             to January 2001;
                                                             Vice President,
                                                             Colonial Management
                                                             Associates, Inc.,
                                                             from February 1998
                                                             to October 2000; Senior
                                                             Tax Manager, Coopers &
                                                             Lybrand, LLP, from April
                                                             1996 to January 1998.


W. Bruce McConnel(12)         Secretary           Since      Partner of the law firm    N/A                     N/A
One Logan Square                                 4/3/86      Drinker Biddle &
18th & Cherry Streets                                        Reath LLP.
Philadelphia, PA 19103
Age 59


1. Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.

2. Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or (c) Galaxy terminates.

3. The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy and The Galaxy VIP Fund. In addition to Galaxy (13 open-end investment company portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 open-end investment company portfolios). In addition to Galaxy, Mr. Vicks also serves as Chairman of The Galaxy VIP Fund.

4. Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5. Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Fleet. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.

6. Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial Corporation.

7. Mr. Banks also serves as President of The Galaxy VIP Fund and the Liberty Family of Funds ("Liberty Funds"). The Liberty Funds consist of 80 open-end and 12 closed-end investment company portfolios.

8. Mr. Palombo also serves as Vice President of The Galaxy VIP Fund.

9. Mr. Martin also serves as Vice President of The Galaxy VIP Fund.

10. Ms. Benjamin also serves as Chief Accounting Officer and Controller of The Galaxy VIP Fund, the Liberty Funds and the Liberty All-Star Family of Funds ("Liberty All-Star Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.

11. Mr. Connaughton also serves as Treasurer of The Galaxy VIP Fund, the Liberty Funds, and the Liberty All-Star Funds.

12. Mr. McConnel also serves as Secretary of The Galaxy VIP Fund.





SAIINMTOSUP (12/26/02)                 6

                                 THE GALAXY FUND
                                   ("GALAXY")

                            GALAXY MONEY MARKET FUND
                       GALAXY GOVERNMENT MONEY MARKET FUND
                     GALAXY U.S. TREASURY MONEY MARKET FUND
                       GALAXY TAX-EXEMPT MONEY MARKET FUND
                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                   GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
                                  (THE "FUNDS")

         TRUST SHARES, RETAIL A SHARES, RETAIL B SHARES AND PRIME SHARES

                       SUPPLEMENT DATED DECEMBER 26, 2002
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

     The table and accompanying footnotes in the section entitled "Trustees and Officers" on pages 55 through 57 of the Statement of Additional Information is revised to read as follows:

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                TERM OF           PRINCIPAL          IN FUND                 OTHER
                             POSITION(S)       OFFICE AND        OCCUPATION(S)      COMPLEX(3)           DIRECTORSHIPS
NAME, ADDRESS AND             HELD WITH         LENGTH OF        DURING PAST        OVERSEEN BY             HELD BY
AGE(1)                         GALAXY        TIME SERVED(2)       5 YEARS            TRUSTEE              TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------

Dwight E. Vicks, Jr.(3)      Chairman &          Since       Chairman & Director,       52            Director, Utica First
Age 69                        Trustee            4/2/86      Vicks Lithograph &                       Insurance Company; Director,
                                                             Printing Corporation                     SBU Bank; Director, Partners
                                                             (book manufacturing).                    Trust Financial Group;
                                                                                                      Director, Monitor Life
                                                                                                      Insurance Company; Director,
                                                                                                      Commercial Travelers Mutual
                                                                                                      Insurance Company.


Louis DeThomasis              Trustee             Since      President,                 52                      None
Age 62                                           7/24/86     Saint Mary's
                                                             University of
                                                             Minnesota.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                TERM OF           PRINCIPAL          IN FUND                 OTHER
                             POSITION(S)       OFFICE AND        OCCUPATION(S)      COMPLEX(3)           DIRECTORSHIPS
NAME, ADDRESS AND             HELD WITH         LENGTH OF        DURING PAST        OVERSEEN BY             HELD BY
AGE(1)                          GALAXY       TIME SERVED(2)       5 YEARS            TRUSTEE              TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------

Kenneth A. Froot(5)           Trustee             Since      Professor of Finance,      52                      None
Age 45                                           12/5/00     Harvard University.


James M. Seed                 Trustee             Since      President, The Astra       52            Chairman and Director,
Age 61                                           5/26/88     Ventures, Incorporated                   Fischer-Watt Gold Co.;
                                                             (oil and gas exploration;                Director, XSCI, Inc.
                                                             private equity).



INTERESTED TRUSTEE
------------------

John T. O'Neill(6)             Trustee            Since      Private Investor;          52                      None
Age 58                                           2/25/88     Executive Vice President
                                                             and Chief Financial
                                                             Officer, Hasbro, Inc.
                                                             (toy and game
                                                             manufacturer) until
                                                             December 1999.


OFFICERS
--------

Keith T. Banks(7)              President          Since      Chief Investment Officer   N/A                     N/A
590 Madison Avenue,                               9/5/02     and Chief Executive
36th Floor                                                   Officer, Columbia
Mail Stop NY EH                                              Management Group, Inc.,
30636A                                                       since August 2000;
New York, NY  10022                                          Managing Director and
Age 46                                                       Head of U.S. Equity, J.P.
                                                             Morgan Investment
                                                             Management, from November
                                                             1996 to August 2000.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                TERM OF           PRINCIPAL          IN FUND                 OTHER
                             POSITION(S)       OFFICE AND        OCCUPATION(S)      COMPLEX(3)           DIRECTORSHIPS
NAME, ADDRESS AND             HELD WITH         LENGTH OF        DURING PAST        OVERSEEN BY             HELD BY
AGE(1)                         GALAXY       TIME SERVED(2)       5 YEARS            TRUSTEE              TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------

Joseph R. Palombo(8)            Vice             Since       Chief Operating            N/A                     N/A
One Financial Center          President          9/5/02      Officer, Columbia
Boston, MA  02111                                            Management Group,
Age 48                                                       Inc., since November
                                                             2001; Chief
                                                             Operations Officer
                                                             of Mutual Funds,
                                                             Liberty Financial
                                                             Companies, Inc.,
                                                             from August 2000
                                                             to November 2001;
                                                             Executive Vice
                                                             President, Stein
                                                             Roe & Farnham
                                                             Incorporated,
                                                             since April 1999
                                                             and Director since
                                                             September 2000;
                                                             Executive Vice
                                                             President and
                                                             Director, Colonial
                                                             Management
                                                             Associates, Inc.,
                                                             since April 1999;
                                                             Executive Vice
                                                             President and Chief
                                                             Administrative
                                                             Officer, Liberty
                                                             Funds Group, LLC,
                                                             since April 1999;
                                                             Trustee and Chairman
                                                             of the Board, the
                                                             Stein Roe Family of
                                                             Funds, since October
                                                             2000; Manager, Stein
                                                             Roe Floating Rate
                                                             Limited Liability
                                                             Company, since
                                                             October 2000; Vice
                                                             President, the
                                                             Liberty Funds,
                                                             from April 1999 to
                                                             August 2000; Chief
                                                             Operating Officer
                                                             and Chief Compliance
                                                             Officer, Putnam
                                                             Mutual Funds, from
                                                             December 1993 to
                                                             March 1999.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                TERM OF           PRINCIPAL          IN FUND                 OTHER
                             POSITION(S)       OFFICE AND        OCCUPATION(S)      COMPLEX(3)           DIRECTORSHIPS
NAME, ADDRESS AND             HELD WITH         LENGTH OF        DURING PAST        OVERSEEN BY             HELD BY
AGE(1)                         GALAXY         TIME SERVED(2)       5 YEARS            TRUSTEE              TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------
Glen P. Martin(9)               Vice             Since       Director, Strategy         N/A                     N/A
One Financial Center          President          9/5/02      and Product
Boston, MA  02111                                            Management Division,
Age 43                                                       and Senior Vice
                                                             President, Columbia
                                                             Management Group,
                                                             Inc., since March
                                                             2002; Interim
                                                             Managing Director,
                                                             Mutual Fund
                                                             Division, and Senior
                                                             Vice President,
                                                             Fleet Asset
                                                             Management, from
                                                             April 2001 to
                                                             March 2002;
                                                             Director, Product
                                                             Development and
                                                             Marketing, and
                                                             Senior Vice
                                                             President, Fleet
                                                             Investment
                                                             Management, from
                                                             1999 to April
                                                             2001; Investment
                                                             Marketing Manager
                                                             and Vice President,
                                                             Fleet Investment
                                                             Management, from
                                                             1997 to 1999.


Vicki L. Benjamin(10)           Chief           Since        Vice President,            N/A                     N/A
One Financial Center          Accounting         9/5/02      Liberty Funds Group,
Boston, MA  02111            Officer and                     LLC, since April
Age 40                        Controller                     2001; Vice
                                                             President,
                                                             Corporate Audit,
                                                             State Street Bank
                                                             and Trust Company,
                                                             from May 1998 to
                                                             April 2001; Senior
                                                             Audit Manager,
                                                             Coopers & Lybrand,
                                                             LLP, from July
                                                             1997 to May 1998;
                                                             Audit Manager,
                                                             Coopers & Lybrand,
                                                             LLP, from July 1994
                                                             to June 1997.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                TERM OF           PRINCIPAL          IN FUND                 OTHER
                             POSITION(S)       OFFICE AND        OCCUPATION(S)      COMPLEX(3)           DIRECTORSHIPS
NAME, ADDRESS AND             HELD WITH         LENGTH OF        DURING PAST        OVERSEEN BY             HELD BY
AGE(1)                          GALAXY        TIME SERVED(2)       5 YEARS            TRUSTEE              TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------
J. Kevin Connaughton(11)      Treasurer           Since      Senior Vice                N/A                     N/A
One Financial Center                             9/5/02      President, Liberty
Boston, MA  02111                                            Funds Group, LLC,
Age 37                                                       since January 2001;
                                                             Vice President,
                                                             Liberty Funds Group,
                                                             LLC, from April 2000
                                                             to January 2001;
                                                             Vice President,
                                                             Colonial Management
                                                             Associates, Inc.,
                                                             from February 1998
                                                             to October 2000; Senior
                                                             Tax Manager, Coopers &
                                                             Lybrand, LLP, from April
                                                             1996 to January 1998.

W. Bruce McConnel(12)         Secretary           Since      Partner of the law firm    N/A                     N/A
One Logan Square                                 4/3/86      Drinker Biddle &
18th & Cherry Streets                                        Reath LLP.
Philadelphia, PA 19103
Age 59


1. Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.

2. Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or (c) Galaxy terminates.

3. The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy and The Galaxy VIP Fund. In addition to Galaxy (13 open-end investment company portfolios), each trustee also serves as a trustee of The Galaxy VIP Fund (8 open-end investment company portfolios). In addition to Galaxy, Mr. Vicks also serves as Chairman of The Galaxy VIP Fund.

4. Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5. Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Fleet. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.

6. Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial Corporation.

7. Mr. Banks also serves as President of The Galaxy VIP Fund and the Liberty Family of Funds ("Liberty Funds"). The Liberty Funds consist of 80 open-end and 12 closed-end investment company portfolios.

8. Mr. Palombo also serves as Vice President of The Galaxy VIP Fund.

9. Mr. Martin also serves as Vice President of The Galaxy VIP Fund.

10. Ms. Benjamin also serves as Chief Accounting Officer and Controller of The Galaxy VIP Fund, the Liberty Funds and the Liberty All-Star Family of Funds ("Liberty All-Star Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.

11. Mr. Connaughton also serves as Treasurer of The Galaxy VIP Fund, the Liberty Funds, and the Liberty All-Star Funds.

12. Mr. McConnel also serves as Secretary of The Galaxy VIP Fund.





SAIIMMTOSUP (12/26/02)                 6